Derivative financial instruments (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments - hedging	$ 34,043	$ 34,943
Total	34,043	34,943
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of liabilities presented in the consolidated statement of financial position	34,043	34,943
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral pledged	(35,960)	(50,241)
Gross amounts not offset in the consolidated statement of financial position Net Amount	(1,917)	(15,298)
Derivative financial instruments hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts offset in the consolidated statement of financial position	0	0
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral pledged	(35,960)	(50,241)
Gross amounts not offset in the consolidated statement of financial position Net Amount	(1,917)	(15,298)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments - hedging	34,043	34,943
Gross carrying amount [member] | Derivative financial instruments hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Net amount of liabilities presented in the consolidated statement of financial position	$ 34,043	$ 34,943